MetLife Investors Insurance Company of California
501 Boylston Street
Boston, MA 02116-3700

                                              May 2, 2003

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

      Re: MetLife Investors Insurance Company of California
          File No. 333-69852
          Rule 497(j) Certification
          ---------------------------------------

Commissioners:

     On behalf of MetLife Investors Insurance Company of California (the "Company") and MetLife Investors Variable Life Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and statement of additional information being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the prospectus and statement of additional information contained in Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on April 30, 2003.

     If you have any questions, please contact me at (617) 578-3031.

                                                  Sincerely,

                                                  John E. Connolly, Jr.